Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BLUE STAR FOODS CORP.
Entity Central Index Key	0001730773
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
City Area Code	(305)
Local Phone Number	836-6858
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3000 NW 109th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
Contact Personnel Name	John Keeler